SHARE-BASED PAYMENTS - Schedule of movements in share awards (Q2) (Details) - Options shares in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023 $ / shares	Jan. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Beginning balance (in shares) | shares		1,211,945	1,211,945	1,097,852	1,097,852
Granted during the period (in shares) | shares					139,690	1,097,852
Forfeited (in shares) | shares					(25,597)
Ending balance (in shares) | shares					1,211,945	1,097,852
Vested and exercisable at period end (in shares) | shares					417,767
Average exercise price per share option
Beginning balance (in dollars per share)		$ 0.03	$ 0.03	$ 0.03	$ 0.03
Granted during the period (in dollars per share)	$ 0.03	0.03			0.03	$ 0.03
Forfeited (in dollars per share)					0.03
Ending balance (in dollars per share)					0.03	0.03
Vested and exercisable at period end (in dollars per share)					0.03
Average fair value per share option
Beginning balance (in dollars per share)		$ 0.22	$ 0.22	$ 0.23	0.23
Granted during the period (in dollars per share)					0.16	0.23
Forfeited (in dollars per share)					0.22
Ending balance (in dollars per share)					0.22	$ 0.23
Vested and exercisable at period end (in dollars per share)					$ 0.22
Share Incentive Plan 2023
Number of options
Beginning balance (in shares) | shares		10,398	10,398	9,419	9,419
Granted during the period (in shares) | shares			401	1,059
Forfeited (in shares) | shares			(130)	(125)
Ending balance (in shares) | shares			10,669	10,353	10,398	9,419
Vested and exercisable at period end (in shares) | shares			5,293	3,395
Average exercise price per share option
Beginning balance (in dollars per share)		$ 3.5	$ 3.5	$ 3.5	$ 3.5
Granted during the period (in dollars per share)			3.5	3.5
Forfeited (in dollars per share)			3.5	3.5
Ending balance (in dollars per share)			3.5	3.5	3.5	$ 3.5
Vested and exercisable at period end (in dollars per share)			3.5	3.5
Average fair value per share option
Beginning balance (in dollars per share)		$ 25.27	25.27	26.16	26.16
Granted during the period (in dollars per share)			4.72	19.77
Forfeited (in dollars per share)			19.85	25.73
Ending balance (in dollars per share)			24.57	25.52	$ 25.27	$ 26.16
Vested and exercisable at period end (in dollars per share)			$ 24.57	$ 25.52